Composition of Loans (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Notes And Loans Receivable [Line Items]
Loans, gross	$ 1,555,598	$ 1,369,514		$ 985,680	$ 856,827
Allowance for loan losses	(13,145)	(11,478)	(10,901)	(9,060)	(8,403)	(6,742)
Loans, net	1,542,453	1,358,036		976,620	848,424
Commercial
Accounts Notes And Loans Receivable [Line Items]
Loans, gross	209,453	169,882		127,827	121,805
Allowance for loan losses	(1,889)	(2,377)	(1,303)	(1,259)	(1,228)	(855)
Real Estate, Commercial
Accounts Notes And Loans Receivable [Line Items]
Loans, gross	768,427	648,494		470,820	361,106
Real estate, Commercial construction, land and land development
Accounts Notes And Loans Receivable [Line Items]
Loans, gross	95,661	97,329		79,063	81,270
Real estate, Residential
Accounts Notes And Loans Receivable [Line Items]
Loans, gross	331,312	306,187		219,938	207,996
Allowance for loan losses	(2,481)	(2,965)	(1,863)	(1,964)	(1,639)	(1,214)
Single-Family Interim Construction
Accounts Notes And Loans Receivable [Line Items]
Loans, gross	77,493	67,920		24,592	20,402
Allowance for loan losses	(586)	(523)	(753)	(317)	(250)	(940)
Agricultural
Accounts Notes And Loans Receivable [Line Items]
Loans, gross	31,445	40,127		34,923	32,902
Allowance for loan losses	(193)	(159)	(208)	(209)	(167)	(145)
Consumer
Accounts Notes And Loans Receivable [Line Items]
Loans, gross	41,747	39,502		28,437	31,270
Allowance for loan losses	(329)	(278)	(393)	(235)	(293)	(358)
Other Loan
Accounts Notes And Loans Receivable [Line Items]
Loans, gross	60	73		80	76
Allowance for loan losses		$ 0		$ 0	$ 0	$ 0